Financial Instruments and Risk Management (Tables)	6 Months Ended
Jun. 30, 2026
Financial Instruments and Risk Management [Abstract]
Schedule of Asset and Liability	The following table summarizes the gross asset and liability positions of the Company’s individual risk management contracts that are offset in the consolidated statements of financial position:

As at	June 30, 2026	December 31, 2025
Gross assets	$1,632	$13,456
Amount offset	-	(2,440)
Risk management contracts – asset	$1,632	$11,016

Gross liability	$(21,420)	$-
Amount offset	2,519	-
Risk management contracts – liability	$(18,901)	$-

Schedule of Gain (Loss) on Risk Management Contracts
	Three months ended June 30		Six months ended June 30
	2026	2025	2026	2025
Realized loss on risk management contracts	$(39,867)	$9,823	$(43,078)	$8,722
Unrealized (loss) gain on risk management contracts	63,137	25,839	(28,285)	32,188
Gain (loss) on risk management contracts	$23,270	$35,662	$(71,363)	$40,910

Schedule of Financial Commodity Risk Management Contracts

As at June 30, 2026, the following financial commodity risk management contracts were in place, with oil volumes hedged in barrels (“bbl”) and natural gas volumes hedged in gigajoules (“GJ”):

	Instrument	Units	Volume (per day)	Swap Price	Put Price	Call Price
Q3 2026	WTI Costless Collar	US$ / bbl	7,500	-	$57.34	$66.26
Q3 2026	WTI Fixed Price Swap	US$ / bbl	3,500	$71.28	-	-
Q3 2026	WCS Differential Swap	US$ / bbl	14,000	$(12.80)	-	-
Q3 2026	AECO Swap	C$ / GJ	24,848	$2.30	-	-
Q4 2026	WTI Costless Collar	US$ / bbl	7,473	-	$59.01	$72.21
Q4 2026	WTI Fixed Price Swap	US$ / bbl	674	$68.83	-	-
Q4 2026	AECO Swap	C$ / GJ	27,000	$2.30	-	-
Q1 – Q4 2027	AECO Swap	C$ / GJ	27,000	$2.93	-	-
Q1 – Q4 2028	AECO Swap	C$ / GJ	27,000	$2.93	-	-

Subsequent to June 30, 2026, Greenfire entered into the following financial commodity risk management contracts:

	Instrument	Units	Volume (per day)	Put Price	Call Price
Q1 2027	WTI Costless Collar	US$ / bbl	7,500	$67.50	$84.65

Schedule of Net Income, Before Tax, Based on the Financial Risk Management Contracts

The following table illustrates the potential impact of changes in commodity prices on the Company’s net income (loss), before tax, based on the financial risk management contracts in place at June 30, 2026:

	10% change in commodity prices
As at June 30, 2026	Increase	Decrease
Increase (decrease) to fair value of the risk management contracts – oil	$(20,303)	$9,913
Increase (decrease) to fair value of the risk management contracts – natural gas	$5,503	$(5,037)

Schedule of Credit Risk

Credit Risk

As at	June 30 2026	December 31 2025
Trade receivables	$35,655	$32,482
Joint interest receivables	19,939	19,719
Accrued joint interest receivables	14,022	13,985
Accounts receivable	$69,616	$66,186

Schedule of Contractual Maturities of its Financial Liabilities

The following table details the Company’s contractual maturities of its financial liabilities at June 30, 2026, and December 31, 2025:

	As at June 30 2026		As at December 31 2025
	Less than one year	Greater than one year	Less than one year	Greater than one year
Accounts payable and accrued liabilities	$86,841	$-	$88,432	$-
Risk management contracts	11,901	7,000	-	-
Lease liabilities and other(1)	2,573	5,749	3,457	2,787
Debt(2)	-	26,500	-	-
Total financial liabilities	$101,315	$39,249	$91,889	$2,787

(1)	Amounts represent the expected undiscounted cash payments.
(2)	Amounts represent undiscounted principal only and exclude interest and transaction costs.